Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PriceSpective LLC (Detail) (PriceSpective LLC, USD $) In Thousands, unless otherwise specified	Feb. 28, 2012
Business Acquisition [Line Items]
Property, plant and equipment	$ 256
Goodwill	42,247	[1]
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	37,098
Cash consideration	37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	37,098
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	10,237
Order Backlog
Business Acquisition [Line Items]
Intangible asset	405
Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset	$ 392

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.